LEASES - Leases Not Yet Commenced (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	$ 31
1 year or less
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	2
2-3 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	8
4-5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	8
Greater than 5 years
Disclosure Of Potential Exposure To Future Cash Outflows Not Reflected In Measurement Of Lease Liability [Line Items]
Leases not yet commenced	$ 13